Events occurring after the reporting period	12 Months Ended
Jun. 30, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

15. Events occurring after the reporting period

There were no other events that have occurred after June 30, 2019 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.